Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 48,747	$ 21,462	$ 63,903
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,756	14,164	14,592
Bad debt expense	620	310	554
Share-based compensation expenses	1,186	1,818	1,929
Loss (gain) on disposals of property and equipment	26	(2)	(2)
Gain on disposals of equity method investment	0	(88)	0
Gain on disposals of investment in non-marketable equity securities, net	0	(1,682)	(10,502)
Loss (gain) on disposals of marketable securities, net	(10)	(223)	31
Impairment loss on investment	0	0	309
Equity in losses of equity method investees	1,277	77	80
Valuation gain on financial instruments	0	0	(1,255)
Deferred income tax expense (benefit)	(1,978)	4,148	3,816
Inventories write downs	23,342	9,785	8,198
Changes in:
Accounts receivable	(14,602)	41,656	(19,211)
Inventories	(1,716)	(15,054)	3,096
Prepaid expenses and other current assets	(647)	2,067	1,053
Accounts payable	17,846	(54,905)	28,038
Accounts payable to related party	576	0	0
Income taxes payable	1,389	(6,475)	2,357
Other accrued expenses and other current liabilities	(5,164)	5,987	(3,262)
Other liabilities	24	(516)	(5)
Net cash provided by operating activities	84,672	22,529	93,719
Cash flows from investing activities:
Purchases of property, plant and equipment	(7,902)	(9,982)	(10,931)
Proceeds from disposals of property and equipment	9	8	1
Purchases of available-for-sale marketable securities	(30,248)	(63,051)	(23,766)
Proceeds from disposals of available-for-sale marketable securities	38,532	46,720	22,021
Purchases of investment in non-marketable equity securities	(1,600)	0	0
Proceeds from disposals of investment in non-marketable equity securities	0	1,682	19,691
Proceeds from capital reduction of investment	568	0	1,168
Purchase of equity method investment	(37)	(3,708)	0
Proceeds from disposals of equity method investment	0	179	0
Proceeds from (repayments of) refundable deposits, net	461	(304)	(237)
Releases (pledges) of restricted marketable securities	240	(227)	2,697
Cash paid for loan made to related party	(7,150)	0	0
Cash received from the acquisition of Liqxtal, net of cash paid of $1,780	0	341	0
Net cash provided by (used in) investing activities	(7,127)	(28,342)	10,644
Cash flows from financing activities:
Payments of cash dividends	(22,348)	(51,364)	(46,042)
Excess tax benefits from share-based compensation	0	771	1,232
Proceeds from disposals of subsidiary shares to noncontrolling interests by Himax Technologies Limited	0	0	83
Proceeds from disposals of subsidiary shares to noncontrolling interests by Himax Imaging, Inc.	9	22	38
Purchases of subsidiary shares from noncontrolling interests	(376)	(503)	(1,515)
Releases (pledges) of restricted cash, cash equivalents and marketable securities (for borrowing of short-term debt)	42,000	(50,000)	(24,500)
Proceeds from issuances of new shares by subsidiaries	0	1,466	0
Proceeds from short-term debt	230,000	412,303	417,500
Repayments of short-term debt	(272,000)	(362,303)	(393,000)
Net cash used in financing activities	(22,715)	(49,608)	(46,204)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(207)	(216)	(13)
Net increase (decrease) in cash and cash equivalents	54,623	(55,637)	58,146
Cash and cash equivalents at beginning of year	129,829	185,466	127,320
Cash and cash equivalents at end of year	184,452	129,829	185,466
Supplemental disclosures of cash flow information:
Interest	637	516	592
Income taxes	11,534	12,505	13,311
Supplemental disclosures of investing activities affecting both cash and non-cash items:
Purchase of property, plant and equipment	6,570	10,567	10,385
Decrease (increase) in payable for purchases of equipment and asset retirement obligations	1,332	(585)	546
Cash paid	$ 7,902	$ 9,982	$ 10,931